Leasehold Improvement, Furniture and Equipment, Net (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018
Leasehold Improvement, Furniture and Equipment, Net

3.    LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	June 30, 2020	December 31, 2019
Furniture and education equipment	$12,636	$27,125
Computer equipment and software	65,090	46,120
Leasehold improvements	65,298	83,413
	$143,024	$156,658
Less: accumulated depreciation	(74,577)	(56,001)
	$68,447	$100,656

Depreciation expense for the six months ended June 30, 2020 and 2019 was $19,499 and $37,469, respectively. The Company did not record any long-lived asset impairment losses during the year ended December 31, 2019 and the six months ended June 30, 2020.

4.	LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	2019	2018
Furniture and education equipment	$27,125	$36,861
Computer equipment and software	46,120	15,529
Leasehold improvements	83,413	-
	$156,658	$52,390
Less: accumulated depreciation	(56,001)	(28,198)
	$100,656	$24,192

Depreciation expense for the years ended December 31, 2019 and 2018 was $37,087 and $40,131, respectively

The Company recorded long-lived asset impairment losses of $55,919 during the year ended December 31, 2018, including $33,882 for leasehold improvement and $22,037 for the furniture. The Company did not record any long-lived asset impairment losses during the year ended December 31, 2019.

5.	LEASEHOLD IMPROVEMENT AND EQUIPMENT, NET

	As of December 31,
	2018	2017
Furniture and education equipment	$36,861	$-
Computer equipment and software	15,529	-
	$52,390	$-
Less: accumulated depreciation	(28,198)	-
	$24,192	$-

Depreciation expense for the years ended December 31, 2017 and 2018 was $nil and $40,131, respectively

The Company recorded long-lived asset impairment losses of $55,919 during the year ended December 31, 2018, including $33,882 for leasehold improvement and $22,037 for the furniture. The Company did not record any long-lived asset impairment losses during the year ended December 31, 2017.

Zhongdehui (SZ) Development Co., Limited [Member]
Leasehold Improvement, Furniture and Equipment, Net
3.	LEASEHOLD IMPROVEMENT, FURNITURE AND EQUIPMENT, NET

	As of June 30,
	2018	2017
Furniture and education equipment	$92,182	89,979
Computer equipment and software	16,001	15,619
Leasehold improvements	184,776	161,958
	$292,959	267,556
Less: accumulated depreciation	(161,709)	(78,008)
	131,250	189,548

Depreciation expense for the six months ended June 30, 2018 and 2017 was $43,267 and $36,200, respectively.